Equity (Details Textual) $ / shares in Units, ₪ / shares in Thousands, ₪ in Thousands, $ in Thousands						1 Months Ended					12 Months Ended
	Aug. 13, 2017 USD ($) $ / shares	Apr. 09, 2017	Aug. 14, 2016 USD ($) $ / shares	Aug. 12, 2015 USD ($) $ / shares	Feb. 05, 2015 USD ($) $ / shares	Feb. 28, 2018 USD ($) $ / shares	Feb. 22, 2017 USD ($) $ / shares	Feb. 21, 2016 USD ($) $ / shares	Nov. 30, 2014 ILS (₪) ₪ / shares shares	Aug. 19, 2014	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2007 shares	Oct. 31, 2015 shares	Sep. 04, 2014 USD ($) $ / shares
Equity (Textual)
Reserved ordinary shares for issuance									1,167						1,167
Intrinsic value of options exercised | $											$ 502	$ 112	$ 210
Unrecognized compensation cost related to non-vested share-based compensation | $											$ 11
Accumulated cash dividend distributions of per share | $ / shares	$ 0.13		$ 0.085	$ 0.095	$ 0.081		$ 0.085	$ 0.09								$ 0.525
Aggregate dividend value | $	$ 5,779		$ 3,770	$ 4,204	$ 3,582		$ 3,775	$ 3,991								$ 20,111
Dividend paid date	Sep. 13, 2017		Sep. 22, 2016	Sep. 10, 2015	Mar. 11, 2015		Apr. 05, 2017	Mar. 17, 2016		Sep. 04, 2014
Dividend distribution maximum percentage		75.00%
Fair value on grant date total | ₪									₪ 5,910
Exercise price of per share | ₪ / shares									₪ 5
Subsequent Event [Member]
Equity (Textual)
Accumulated cash dividend distributions of per share | $ / shares						$ 0.13
Aggregate dividend value | $						$ 5,784
Dividend paid date						Mar. 26, 2018
2007 Plan [Member]
Equity (Textual)
Reserved ordinary shares for issuance														1,500,000
Additional ordinary shares													250,000	1,000,000
Aggregate of ordinary shares for future grants											1,000,000
Expiration period													10 years
Exercisable											10 years
2007 Plan [Member] | Minimum [Member]
Equity (Textual)
Options vest years											3 years
2007 Plan [Member] | Maximum [Member]
Equity (Textual)
Options vest years											4 years
Common Stock [Member]
Equity (Textual)
Public offering ordinary shares